Accounts receivable (Details)	Dec. 31, 2021 CAD ($)	May 26, 2021 USD ($)	Dec. 31, 2020 CAD ($)
Accounts receivable
Trade Receivables	$ 806,460		$ 804,059
Other Receivables	35,107		161,489
Accounts Receivable, Gross	841,567	$ 1,000,000	965,548
Allowance For Doubtful Accounts	0		0
Accounts Receivable, Net	$ 841,567		$ 965,548